May 18, 2018
Class I Prospectus | Alger International Growth Fund
Alger International Growth Fund

THE ALGER FUNDS

Alger International Growth Fund

Supplement Dated May 18, 2018 to the

Prospectuses Dated March 1, 2018, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of The Alger Funds has approved changes with respect to Alger International Growth Fund (the “Fund”) that are anticipated to become effective on or about August 30, 2018 (the “Effective Date”).  The Fund’s name will be changed to Alger International Focus Fund, and the description of its investment process will be revised as noted below.  The Fund’s investment objective to seek long-term capital appreciation will not change.

As of the Effective Date, the following paragraph replaces the first paragraph in the Principle Investment Strategy section of the prospectus:

The Fund invests in Companies which it believes are attractively valued, high quality growth companies with definable strategic advantages/moat and competitive positioning that offer strong earnings visibility and sustainability. The team focuses on analyzing growth trajectories and identifying catalysts for future growth for companies that are in a positive earnings revision cycle. The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings.

Shareholders may choose to exchange their shares of the Fund for shares of the same class of another fund in the Alger Family of Funds at any time.  Shareholders may also redeem their shares at any time.  Exchange or redemption of shares may be a taxable event to shareholders.  Investors are urged to consult their own tax advisers as to the federal, state, and local tax consequences of these transactions.